Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Schedule of the Company's Outstanding PSUs
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2023 to December 31, 2024 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2023	444,620	$21,239

Granted	135,690	-

Accrual related to the fair value of the PSUs outstanding	-	16,669

Foreign exchange adjustment	-	257

Paid	(191,980)	(16,675)

Forfeited	(15,870)	(364)

At December 31, 2023	372,460	$21,126

Granted	135,220	-

Accrual related to the fair value of the PSUs outstanding	-	16,614

Foreign exchange adjustment	-	(1,478)

Paid	(126,590)	(11,129)

Forfeited	(2,120)	(49)

At December 31, 2024	378,970	$25,084

Schedule of Performance Share Units Outstanding
A summary of the PSUs outstanding at December 31, 2024 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Dec 31, 2024	PSU Liability at Dec 31, 2024

2022	2025	118,240	$61.74	200%	93%	$13,562

2023	2026	125,510	$60.90	194%	60%	8,860

2024	2027	135,220	$60.53	125%	26%	2,662

		378,970				$25,084